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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bay Harbour Management L.C.
Address:  885 Third Avenue, 34th Floor, New York, NY, 10022

Form 13F File Number: 28-06762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony C. Morro
Title:  Vice President and General Counsel
Phone:  212-371-2211

Signature, Place, and Date of Signing:

  /s/ Anthony C. Morro            New York, NY                08/14/08
------------------------  ---------------------------    -------------------
         (Name)                   (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY


Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:      13 Items

Form 13F Information Table Value Total:  $ 202,859.02
                                           (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
Column 1              Column 2     Column 3     Column 4       Column 5     Column 6 Column 7     Column 8
--------           -------------- ----------- ------------ ---------------- -------- -------- ----------------
                                              Market Value Shares/ Prn Sh / Invstmt   Other   Voting Authority
Name of Issuer     Title of Class   CUSIP      (x $1,000)     Amt.     Prn  Discretn Managers       Sole
--------------     -------------- ----------- ------------ ----------- ---- -------- -------- ----------------
ALLIANCE ONE INTL
  INC                   COM       018772 10 3   35,661.61   6,978,788   Sh    SOLE     NONE       6,978,788
ARBINET
  THEXCHANGE INC        COM       03875P 10 0    3,569.21     919,900   Sh    SOLE     NONE         919,900
BLUEGREEN CORP          COM       096231 10 5   17,623.81   2,913,027   Sh    SOLE     NONE       2,913,027
FORTUNET INC            COM       34969Q 10 0    2,166.59     346,100   Sh    SOLE     NONE         346,100
GEOKINETICS INC       COM PAR
                       $0.01      372910 30 7   11,968.90     660,900   Sh    SOLE     NONE         660,900
GLOBALSTAR INC          COM       378973 40 8      954.93     337,430   Sh    SOLE     NONE         337,430
M & F WORLDWIDE
  CORP                  COM       552541 10 4   74,791.44   1,902,606   Sh    SOLE     NONE       1,902,606
MAGUIRE PPTYS INC       COM       559775 10 1    2,434.00     200,000   Sh    SOLE     NONE         200,000
MEADOW VY CORP          COM       583185 10 3    1,525.67     169,519   Sh    SOLE     NONE         169,519
PETROLEO
  BRASILEIRO SA      SP ADR NON
  PETRO                 VTG       71654V 10 1   10,624.50     150,000   Sh    SOLE     NONE         150,000
TERRESTAR CORP          COM       881451 10 8    5,921.31   1,487,766   Sh    SOLE     NONE       1,487,766
TRICO MARINE
  SERVICES INC        COM NEW     896106 20 0   34,373.05     943,796   Sh    SOLE     NONE         943,796
WOODBRIDGE
  HOLDINGS CORP         CL A      978842 10 2    1,244.00   1,072,412   Sh    SOLE     NONE       1,072,412
                                               202,859.02  18,082,244                            18,082,244